Description of the Business (Detail) - CAD ($) $ in Millions	Dec. 17, 2020	Jul. 16, 2020	Apr. 16, 2020	Jan. 16, 2020	Dec. 19, 2019	Jun. 11, 2019	Oct. 13, 2016	Dec. 31, 2020
Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Disposition period (in years)	2 years
Hydro One Sault Ste. Marie LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Deferred rebasing period (in years)							10 years
Hydro One Remote Communities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Electrical distribution, increased base rate			2.00%
2018 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement						$ 1,459
2019 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement						1,498
2020 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		$ 1,630
Distribution revenue requirement						1,532
2020 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement				$ 33
2020 Approved Revenue Requirement [Member] | Niagara Reinforcement Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement					$ 9
2021 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		1,701
Distribution revenue requirement						1,578
2022 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement		$ 1,772
Distribution revenue requirement						$ 1,624
B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party								66.00%
Niagara Reinforcement Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party								55.00%